UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21344



            First Trust/Four Corners Senior Floating Rate Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
                                                 ------


             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E. Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


MEETING   MEETING  COMPANY         TICKER     SECURITY   AGENDA  AGENDA ITEM                            MGMT  VOTE  RECORD    PRO-
DATE      TYPE                                ID         ITEM                                           REC   CAST  DATE      PONENT
                                                         NUMBER
--------  -------  ------------    ---------  ---------  ------  -------------------------------------  ----  ----  --------  ------
09/07/07  Annual   BlackRock       09248U619  09248U619  1.1     Elect  Director David O. Beim          For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.2     Elect  Director Ronald W. Forbes       For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.3     Elect  Director Dr. Matina Horner      For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.4     Elect  Director Rodney D. Johnson      For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.5     Elect  Director Herbert I. London      For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.6     Elect  Director Cynthia A. Montgomery  For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.7     Elect  Director Joseph P. Platt, Jr.   For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.8     Elect  Director Robert C. Robb, Jr.    For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.9     Elect  Director Toby Rosenblatt        For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.10    Elect  Director Kenneth L. Urish       For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.11    Elect  Director Frederick W. Winter    For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.12    Elect  Director Richard S. Davis       For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.13    Elect  Director Henry Gabbay           For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.1     Elect  Director David O. Beim          For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.2     Elect  Director Ronald W. Forbes       For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.3     Elect  Director Dr. Matina Horner      For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.4     Elect  Director Rodney D. Johnson      For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.5     Elect  Director Herbert I. London      For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.6     Elect  Director Cynthia A. Montgomery  For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.7     Elect  Director Joseph P. Platt, Jr.   For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.8     Elect  Director Robert C. Robb, Jr.    For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.9     Elect  Director Toby Rosenblatt        For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.10    Elect  Director Kenneth L. Urish       For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.11    Elect  Director Frederick W. Winter    For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.12    Elect  Director Richard S. Davis       For   For   06/25/07  Mgmt
                   Liquidity
                   Funds
09/07/07  Annual   BlackRock       09248U619  09248U619  1.13    Elect  Director Henry Gabbay           For   For   06/25/07  Mgmt
                   Liquidity
                   Funds

                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              FIRST TRUST/FOUR CORNERS SENIOR
                          FLOATING RATE INCOME FUND
                          ---------------------------------------


By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------
                          James A. Bowen, President


Date                      August 29, 2008
                          -------------------------

* Print the name and title of each signing officer under his or her signature.